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                             Sidley & Austin
                        One First National Plaza
                         Chicago, Illinois 60603
                         Telephone 312 853 7000
                          Facimile 312 853 7036


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Strong Schafer Value Fund, Inc. (the "Company")
                      File Nos. 811-4384 and 2-99752


Ladies and Gentlemen:

     We refer to Amendment No. 15 under the Investment Company Act of 1940, as amended and Post-Effective Amendment No. 15 under the Securities Act of 1933, as amended, to the Registration Statement on Form N-1A of the Company (the "Amendment"), which was deemed filed on August 18, 1998 and became effective October 16, 1998. The Amendment is the most recent amendment filed by the Company.

     The Company has authorized us to convey to the Commission its certification that:

     1. there are substantially no changes in the form of prospectus and Statement of Additional Information used after the effective date from that contained in the Amendment and accordingly the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would have been substantially the same as that contained in the Amendment, and

     2.  the text of the Amendment has been filed electronically.

     Accordingly, as permitted by Rule 497(j), the form of prospectus and Statement of Additional Information that would have been filed by the Company under Rule 497(c) are not being filed.

     Should the Staff have any questions relating to the foregoing, please contact the undersigned at 312/853-7324.

                                               Very truly yours,

                                               /s/ Andrew H. Shaw
                                               ------------------
                                               Andrew H. Shaw